Long-term debt (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Long-term Debt Instruments

The below table presents the balance of long term debt as of March 31, 2014 and March 31, 2015 and the related contractual rates and maturity dates:

	Years ended March 31,
	2014				2015
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2015 - 2024	5.90% to 10.70%	Rs.	132,580.0	2016 - 2025	6.00% to 10.70%	Rs.	133,440.0	US$	2,141.6
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		548.2
Variable rate	2016 - 2017	LIBOR+1.2		5,991.5	2016 - 2017	LIBOR+1.2		6,250.0		100.3
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		32.1
Others
Variable rate—(1)	2015 - 2018	1.25% to 3.00%		129,708.4	2016 - 2018	1.50% to 2.59%		49,375.0		792.3
Variable rate—(2)	2015 - 2018	10.25% to 11.35%		57,299.7	2016 - 2019	9.95% to 10.55%		72,737.8		1,167.4
Fixed rate—(1)	2015 - 2019	8.54% to 10.81%		33,470.0	2016 - 2025	8.45% to 10.81%		83,950.0		1,347.3
Fixed rate—(2)					2016 - 2018	1.11% to 4.30%		76,022.6		1,220.1

Total			Rs.	395,208.6			Rs.	457,934.4	US$	7,349.3

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2015
	(In millions)
Due in the twelve months ending March 31:
2016	Rs.	39,713.0	US$	637.3
2017		101,547.4		1,629.7
2018		98,097.7		1,574.3
2019		39,397.3		632.3
2020		2,500.0		40.1
Thereafter (1)		174,679.0		2,803.4

Total	Rs.	455,934.4	US$	7,317.1

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

Long-term Debt
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2014 and March 31, 2015 comprised of the following:

	As of
	March 31, 2014		March 31, 2015		March 31, 2015
	(In millions)
Subordinated debt	Rs.	174,730.5	Rs.	175,849.0	US$	2,822.2
Others		220,478.1		282,085.4		4,527.1

Total	Rs.	395,208.6	Rs.	457,934.4	US$	7,349.3